Acquisition of subsidiary	12 Months Ended
Dec. 31, 2023
Acquisition of subsidiary
Acquisition of subsidiary

26.Acquisition of subsidiary

On 16 June 2023 (the “Business Combination Date”), the Company, through its wholly owned subsidiary, Metals Acquisition Corp (Australia) Pty Ltd, acquired 100% shares and voting interest in CMPL from Glencore for total consideration of $1,069,646 thousand. CMPL operates and owns the CSA mine, a copper concentrate mine located near the town of Cobar in western New South Wales, Australia.

The Business Combination was accounted for by the Company as a business combination under IFRS 3 Business Combinations (IFRS 3) using the acquisition method whereby the assets acquired and the liabilities assumed were recorded at fair value at the acquisition date. A purchase price allocation assessment was made of the fair values of the acquired assets and the liabilities assumed on the Business Combination Date.

The Company is still in the process of evaluating the inputs and assumptions utilized in developing the fair value estimates at the date of acquisition, and as such, the purchase price accounting is provisional as at 31 December 2023. The Company has 12 months from the acquisition date to finalize the accounting and any measurement period adjustments. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed at the acquisition date.

The following table summarizes the consideration payable as part of the purchase price:

US$ thousand	Note	16 June 2023
Purchase Consideration
Cash consideration		775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on Closing		770,516
Royalty deed	23	43,130
Deferred consideration	23	75,000
Contingent copper consideration	23	81,000
Glencore rollover shares	25	100,000
Total		1,069,646

On 2 June 2023, the parties agreed that, to the extent CMPL’s Security Bond Liability increased beyond the amount applicable as at the date of the Share Sale Amendment, Glencore agreed that it, or its related bodies corporate, would procure bank guarantees or securities provided to the State on behalf of the Company at Glencore’s cost for the portion of such Security Bond Liability that exceeded the current Security Bond Liability during the period on and from completion of the initial Business Combination until the earlier of (i) the refinancing of MAL’s senior facilities (as that term is defined herein) or the date that the senior facilities are repaid or cancelled in full. Glencore also agreed to maintain its current Security Bond cover in place for an interim period post closing of the Business Combination, of up to 90 days, at which time MAL will replace the Security Bond (to the extent it doesn’t exceed current Security Bond Liability). If MAL is unable to replace the Security Bond within the interim period a re-balancing regime has been agreed to reflect the commercial positions outlined in this paragraph (namely, that MAL will meet the obligations and responsibility for the current Security Bond Liability) (Refer Note 30).

26.Acquisition of subsidiary (continued)

The deferred consideration of $75,000 thousand consists of deferred cash payment on the following terms: (i) payable upon the Company’s listing on the ASX or undertaking any alternative equity raise (up to 50% of the net proceeds from the raise, capped at $75,000 thousand); (ii) the unpaid balance of the $75,000 thousand will accrue interest at a rate equivalent to what the Company pays on the Mezz Facility (Note 18), set at 3-month SOFR plus a variable margin of 8% to 12% (which will be determined by reference to prevailing copper prices); and (iii) any residual (up to the $75,000 thousand plus applicable interest) not paid in cash by the date that is twelve (12) months after the Closing will be settled on the next business day through the issuance of additional Ordinary Shares at a 30% discount to the 20-trading day VWAP before the issuance (the “Equity Conversion Date”). If the Company is listed on more than one exchange, the VWAP will be calculated by reference to the exchange with the largest volume (US$ equivalent) over the 20-trading day period before the Equity Conversion Date. If the Ordinary Shares cannot be issued to Glencore due to applicable law or the rules of any applicable stock exchange, Glencore, in its sole discretion, may delay the date for the issuance of the Company Ordinary Shares, noting that such right only delays the date for the issuance of the Ordinary Shares, which amount of New MAC Ordinary Shares will be set on the Equity Conversion Date. The deferred consideration is recognized as contingent consideration as a part of other financial liabilities.

The copper contingent consideration is $150,000 thousand in cash structured as two contingent payments of $75,000 thousand each, the First Contingent Copper Payment and Second Contingent Copper Payment, that are unsecured, fully subordinated and payable if, and only if, over the life of the mine, the average daily LME closing price is greater than (i) $4.25/lb ($9,370/mt) for any rolling 18-month period (commencing at Closing), and (ii) $4.50/lb ($9,920/mt) for any rolling 24-month period (commencing at Closing). The contingent payments are measured at fair value estimated at $81,000 thousand based on the output from a commodity price simulation model and recognized as contingent consideration as a part of other financial liabilities.

The NSR contingent consideration requires CMPL to pay to Glencore a royalty equal to 1.5% from all NSR from all marketable and metal-bearing copper material produced from the mining tenure held by CMPL at the time of the Business Combination. The contingent consideration was recognized at fair value on acquisition in the amount of $43,130 thousand. The contingent consideration is valued using the present value of discounted cash flows based on the timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore.

The change in value of the contingent consideration after the Business Combination Date had a change in fair value impact of $3,200 thousand on the Group’s consolidated financial statements at 31 December 2023.

The following table sets out the preliminary allocation of recognized amounts of assets acquired and liabilities assumed at the Business Combination Date:

US$ thousand	16 June 2023
Trade and other receivables	1,641
Inventories	32,893
Property, plant and equipment	1,216,263
Exploration and evaluation	17,918
Other assets	1,404
Trade and other payables	(23,569)
Lease liabilities	(504)
Provisions	(40,371)
Deferred tax liabilities	(136,029)
Total net identifiable assets acquired	1,069,646

The fair value of the property, plant and equipment which includes mineral properties was determined with the assistance of an independent third party who completed a valuation of the CSA mining operations, including the mining concessions, using a discounted cash flow model. The model takes into account forecasted production and sales, which is derived from estimates of production units including proven and probable reserves and measured, indicated and inferred resources.

26.Acquisition of subsidiary (continued)

The fair value of the inventories was determined with the assistance of an independent third party. The historical net book value for supplies and consumables on hand is an appropriate proxy for fair value. Finished inventories have been valued by starting at the assumed copper price at the time of expected sale, deducting all remaining costs required to produce and sell these inventories and allowing for appropriate margin and estimated costs to complete.

Trade receivables comprise gross contractual amounts due of $1,641 thousand. None of the trade receivables balance was expected to be uncollectable at the date of acquisition.

Transaction costs of $12,217 thousand were incurred directly related to the completion of the Business Combination and were expensed as a part of administrative expenses. These costs were mainly composed of legal, banking, and other professional fees for the issuance of debt and equity to finance the Business Combination.

For the year ended 31 December 2023, CMPL recognized revenue of $158,999 thousand compromising of $153,530 thousand in copper sales and $5,469 thousand in silver sales as part of the Offtake Agreement with Glencore, and contributed a net profit of $18,259 thousand to the Group’s results from the Business Combination Date to 31 December 2023. If the Business Combination had occurred on 1 January 2023, management estimates that consolidated revenue would have been $300,954 thousand and consolidated net loss for the year ended on 31 December 2023 would have been $145,513 thousand. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the Business Combination Date would have been the same if the Business Combination had occurred on 1 January 2023.

Following the Business Combination, CMPL entered into an offtake agreement with Glencore as documented in the Offtake Contract which is a transaction that has been recognized separately from the business acquisition (Note 28).